Disposal of assets and other transactions (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash received	$ 624	$ 1,930	$ 1,060
Cash in subsidiary before losing control	(44)	(134)	(10)
Net Proceeds	580	1,796	1,050
Gaspetro M [Member]
IfrsStatementLineItems [Line Items]
Cash received	391
Cash in subsidiary before losing control	(22)
Net Proceeds	369
R E M A N [Member]
IfrsStatementLineItems [Line Items]
Cash received	233
Cash in subsidiary before losing control	(22)
Net Proceeds	$ 211
Matarip Refinery R L A M [Member]
IfrsStatementLineItems [Line Items]
Cash received		1,868
Cash in subsidiary before losing control		(119)
Net Proceeds		1,749
P U D S A [Member]
IfrsStatementLineItems [Line Items]
Cash received		62
Cash in subsidiary before losing control		(15)
Net Proceeds		$ 47
Petrobras Paraguay [Member]
IfrsStatementLineItems [Line Items]
Cash received			276
Net Proceeds			276
Liquigas [Member]
IfrsStatementLineItems [Line Items]
Cash received			784
Cash in subsidiary before losing control			(10)
Net Proceeds			$ 774